BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 11, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, shares issued	88,347		0
Preferred Stock, Shares Outstanding	88,347		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		50,000,000
Common stock, shares issued	10,390,408		84,777
Common stock, shares outstanding	10,390,408		84,777